Leases (Tables)	12 Months Ended
Mar. 31, 2025
Leases [Abstract]
Schedule of Lease

Balance sheet information related to ROU assets and lease liabilities are as follows:

	As of March 31,
	2025	2024
Operating lease right-of-use assets	$1,835,921	$2,504,303
Accumulated amortization of operating lease right-of-use assets	(729,897)	(845,006)
Operating lease right-of-use assets, net	$1,106,024	$1,659,297

Operating lease liabilities, current	$473,116	$506,061
Operating lease liabilities, non-current	633,249	1,184,056
Total operating lease liabilities	$1,106,365	$1,690,117

	As of March 31,
	2025	2024
Finance lease right-of-use assets	$203,764	$22,429
Accumulated amortization of finance lease right-of-use-assets	(9,286)	(4,641)
Finance lease right-of-use assets, net	$194,478	$17,788

Finance lease liabilities, current	$36,277	$4,454
Finance lease liabilities, non-current	127,834	13,709
Total Finance lease liabilities	$164,111	$18,163

The weighted average remaining lease terms and discount rates for the operating lease and finance lease as of March 31, 2025 and 2024 are as follows:

	As of March 31,
	2025	2024
Remaining lease term and discount rate:
Weighted average remaining lease term (years)
Operating lease	2.34	3.24
Finance lease	4.11	3.89
Weighted average discount rate (1)
Operating lease	4.77%	4.72%
Finance lease	6.15%	4.30%
(1)	The weighted-average discount rate is calculated on the basis of both (i) the discount rate for the lease that was used to calculate the lease liability balance for each lease as of the reporting date; and (ii) the remaining balance of the lease payments for each lease as of the reporting date. The Company’s lease agreements do not have a discount rate that is readily determinable. The incremental borrowing rate is determined at lease commencement or lease modification and represents the rate of interest the Company would have to pay to borrow on a collateralized basis over a similar term and an amount equal to the lease payments in a similar economic environment.

The components of lease expenses for the years ended March 31, 2025, 2024 and 2023 are as follows:

	For the years ended March 31,
	2025	2024	2023
Operating lease:
Operating lease expense	$567,188	$589,105	$592,655
Short-term lease expense	45,086	86,084	109,494
Total operating lease expenses	612,274	675,189	702,149
Finance leases:
Amortization expense	15,301	4,675	-
Interest expense	3,251	888	-
Total finance lease expenses	18,552	5,563	-
Total lease expenses	$630,826	$680,752	$702,149

Schedule of Maturity of Lease Liabilities and Future Minimum Payments of Leases

The following table summarizes the maturity of lease liabilities and future minimum payments of leases as of March 31, 2025:

	Operating lease	Finance lease
Year ending March 31,
2026	$513,079	$45,553
2027	461,265	45,553
2028	192,194	44,695
2029	-	40,402
2030	-	10,101
Total lease payments	1,166,538	186,304
Less: imputed interest	(60,173)	(22,193)
Total lease liabilities	$1,106,365	$164,111